UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07388

The Value Line Small Cap Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 6/30/14 is included with this Form.

Value Line Small Cap Opportunities Fund, Inc.
Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (96.5%)

	CONSUMER DISCRETIONARY (8.2%)
81,000	Brinker International, Inc.	$3,940,650
17,500	Buckle, Inc. (The) (1)	776,300
24,800	Buffalo Wild Wings, Inc. *	4,109,608
63,000	Domino’s Pizza, Inc.	4,604,670
43,000	DSW, Inc. Class A	1,201,420
7,000	John Wiley & Sons, Inc. Class A	424,130
118,000	LKQ Corp. *	3,149,420
20,800	Monro Muffler Brake, Inc. (1)	1,106,352
13,400	O’Reilly Automotive, Inc. *	2,018,040
24,400	Penn National Gaming, Inc. *	296,216
33,400	Pool Corp.	1,889,104
14,200	Signet Jewelers Ltd.	1,570,378
165,500	Wolverine World Wide, Inc. (1)	4,312,930

		29,399,218
	CONSUMER STAPLES (4.4%)

18,000	Boston Beer Co., Inc. (The) Class A *	4,023,360
43,000	Casey’s General Stores, Inc.	3,022,470
42,000	Church & Dwight Co., Inc.	2,937,900
269,550	Flowers Foods, Inc.	5,682,114
4,000	Spectrum Brands Holdings, Inc.	344,120

		16,009,964
	ENERGY (1.8%)

42,200	Atwood Oceanics, Inc. *	2,214,656
20,600	Dril-Quip, Inc. *	2,250,344
8,000	Energen Corp.	711,040
27,200	Hornbeck Offshore Services, Inc. * (1)	1,276,224

		6,452,264
	FINANCIALS (10.4%)

16,200	Allied World Assurance Co. Holdings AG	615,924
6,460	Amtrust Financial Services, Inc. (1)	270,092
87,300	Arch Capital Group Ltd. *	5,014,512
49,600	Brown & Brown, Inc.	1,523,216
43,130	Commerce Bancshares, Inc.	2,005,545
8,000	Eaton Vance Corp.	302,320
46,800	Equity Lifestyle Properties, Inc. REIT	2,066,688
33,700	Equity One, Inc. REIT	794,983
21,800	First Cash Financial Services, Inc. *	1,255,462
63,748	First Financial Bankshares, Inc. (1)	1,999,775
15,176	Gaming and Leisure Properties, Inc. REIT	515,529
52,100	Portfolio Recovery Associates, Inc. *	3,101,513
90,600	ProAssurance Corp.	4,022,640
44,000	Prosperity Bancshares, Inc.	2,754,400
4,000	RenaissanceRe Holdings Ltd. (1)	428,000
92,400	RLI Corp.	4,230,072
135,500	Stifel Financial Corp. *	6,415,925

Shares		Value
6,000	Tanger Factory Outlet Centers REIT	$209,820

		37,526,416
	HEALTH CARE (3.8%)

89,000	Akorn, Inc. *	2,959,250
3,600	Henry Schein, Inc. *	427,212
10,000	IDEXX Laboratories, Inc. *	1,335,700
51,200	Mednax, Inc. *	2,977,280
17,200	MWI Veterinary Supply, Inc. *	2,442,228
18,800	Owens & Minor, Inc. (1)	638,824
13,000	STERIS Corp.	695,240
58,200	VCA Antech, Inc. *	2,042,238

		13,517,972
	INDUSTRIALS (41.5%)

53,000	Actuant Corp. Class A	1,832,210
62,200	Acuity Brands, Inc.	8,599,150
43,200	Advisory Board Co. (The) *	2,237,760
14,000	Alliant Techsystems, Inc.	1,874,880
49,075	AMETEK, Inc.	2,565,641
18,400	Applied Industrial Technologies, Inc.	933,432
66,400	AZZ, Inc.	3,059,712
44,200	Carlisle Companies, Inc.	3,828,604
15,800	Chart Industries, Inc. *	1,307,292
15,000	Chicago Bridge & Iron Co. N.V.	1,023,000
65,000	CLARCOR, Inc.	4,020,250
25,800	Clean Harbors, Inc. *	1,657,650
40,400	Copart, Inc. *	1,452,784
26,600	Dun & Bradstreet Corp. (The)	2,931,320
85,000	EnerSys	5,847,150
45,800	EnPro Industries, Inc. *	3,350,728
63,200	Esterline Technologies Corp. *	7,275,584
18,400	Franklin Electric Co., Inc.	742,072
51,300	Genesee & Wyoming, Inc. Class A *	5,386,500
39,500	Graco, Inc.	3,084,160
5,700	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	724,014
26,600	Healthcare Services Group, Inc.	783,104
114,745	HEICO Corp.	5,959,855
60,400	IDEX Corp.	4,876,696
87,000	ITT Corp.	4,184,700
44,000	Kirby Corp. *	5,154,160
90,600	Lennox International, Inc.	8,115,042
88,800	Lincoln Electric Holdings, Inc.	6,205,344
16,200	Macquarie Infrastructure Co. LLC	1,010,394
117,000	Middleby Corp. (The) * (1)	9,678,240
32,400	Nordson Corp.	2,598,156
66,000	Oshkosh Corp.	3,664,980
14,500	RBC Bearings, Inc.	928,725
111,000	Rollins, Inc.	3,330,000
18,600	Roper Industries, Inc.	2,715,786
6,000	Rush Enterprises, Inc. Class A *	208,020
9,900	Stericycle, Inc. *	1,172,358
45,700	Teledyne Technologies, Inc. *	4,440,669
65,400	Toro Co. (The)	4,159,440
21,600	Valmont Industries, Inc. (1)	3,282,120
60,400	Wabtec Corp.	4,988,436

1

June 30, 2014

Shares		Value
142,500	Waste Connections, Inc.	$6,918,375
24,600	Woodward Inc.	1,234,428

		149,342,921
	INFORMATION TECHNOLOGY (9.1%)

46,800	Advent Software, Inc.	1,524,276
29,800	Anixter International, Inc.	2,982,086
35,926	ANSYS, Inc. *	2,723,910
42,100	Concur Technologies, Inc. * (1)	3,929,614
39,000	Global Payments, Inc.	2,841,150
14,800	Heartland Payment Systems, Inc. (1)	609,908
39,600	j2 Global, Inc. (1)	2,014,056
34,200	MICROS Systems, Inc. *	2,322,180
16,000	PTC, Inc. *	620,800
15,000	SYNNEX Corp. *	1,092,750
5,000	Syntel, Inc. *	429,800
23,258	Tyler Technologies, Inc. *	2,121,362
30,400	Ultimate Software Group, Inc. (The) *	4,200,368
50,000	WEX, Inc. *	5,248,500

		32,660,760
	MATERIALS (9.1%)

95,200	AptarGroup, Inc.	6,379,352
2,700	Compass Minerals International, Inc.	258,498
29,800	Cytec Industries, Inc.	3,141,516
7,600	Greif, Inc. Class A	414,656
52,400	KapStone Paper and Packaging Corp. *	1,736,012
17,000	NewMarket Corp.	6,665,870
38,000	Packaging Corp. of America	2,716,620
22,000	Rockwood Holdings, Inc.	1,671,780
38,800	Scotts Miracle-Gro Co. (The) Class A	2,206,168
28,400	Sigma-Aldrich Corp.	2,882,032
88,400	Silgan Holdings, Inc.	4,492,488

		32,564,992
	TELECOMMUNICATION SERVICES (1.0%)

35,200	SBA Communications Corp. Class A *	3,600,960

	UTILITIES (7.2%)

32,600	Atmos Energy Corp.	1,740,840
43,200	Cia de Saneamento Basico do Estado de Sao Paulo ADR (1)	463,104
26,600	Cleco Corp.	1,568,070
36,800	El Paso Electric Co.	1,479,728
147,600	ITC Holdings Corp.	5,384,448
27,600	New Jersey Resources Corp.	1,577,616
22,800	Northwest Natural Gas Co.	1,075,020
6,800	NorthWestern Corp.	354,892
58,400	Piedmont Natural Gas Co., Inc. (1)	2,184,744
95,000	Questar Corp.	2,356,000
91,400	South Jersey Industries, Inc.	5,521,474

Shares		Value
41,600	Southwest Gas Corp.	$2,196,064

		25,902,000

	TOTAL COMMON STOCKS (Cost $180,652,752) (96.5%)	346,977,467

SHORT-TERM INVESTMENTS (3.4%)
	MONEY MARKET FUNDS (3.4%)
12,189,098	State Street Institutional Liquid Reserves Fund	12,189,098

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,189,098) (3.4%)	12,189,098

	TOTAL INVESTMENT SECURITIES (99.9%) (Cost $192,841,850)	$359,166,565

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		514,188

NET ASSETS (2) (100%)		$359,680,753

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($359,680,753 ÷ 7,424,967 shares outstanding)		$48.44

(1)	A portion or all of the security was held on loan. As of June 30, 2014, the market value of the securities on loan was $24,303,180.
*	Non-income producing.
(2)
For federal income tax purposes, the aggregate cost was $192,841,850, aggregate gross unrealized appreciation was $166,807,958, aggregate gross unrealized depreciation was $483,243 and the net unrealized appreciation was $166,324,715.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of June 30, 2014:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stock*	$346,977,467	$-	$-	$346,977,467
Short-Term Investments	-	12,189,098	-	12,189,098

Total Investments in Securities	$346,977,467	$12,189,098	$-	$359,166,565

*See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended June 30, 2014, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended June 30, 2014, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2.     Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.     Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	August 28, 2014